Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Depreciable Assets	The ranges of estimated useful lives and the weighted average useful lives are summarized below:

	Range of useful lives		Weighted average remaining useful lives
	2025	2024	2025	2024
Utility plant	1-100	1-100	41	41
Hydro: generation facilities and other	5-60	5-60	35	35